Leases (Tables)	6 Months Ended
Mar. 31, 2024
Leases
Schedule of operating lease liabilities
	As of	As of
	March 31,	September 30,
	2024	2023
	(unaudited)
Right-of-use assets under operating leases	$149,277	$195,813

Operating lease liabilities, current	-	31,602
Total operating lease liabilities	-	$31,602